Income Tax Expense	6 Months Ended
Jun. 30, 2025
Income Tax Expense [Abstract]
INCOME TAX EXPENSE
28	INCOME TAX EXPENSE

	Six months ended June 30, 2024	Six months ended June 30, 2025
	RM	RM	US$
Current income tax expense	826,402	-	-
Overprovision for prior years	-	-	-
Income tax expense	826,402	-	-